2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of working capital, loss and deficit
	2025	2024	2023

Working capital (deficiency)	$(703,010)	$(214,915)	$497,881
Loss for the year	(633,173)	(523,905)	(903,039)
Deficit	(76,986,773)	(76,353,600)	(75,829,695)